Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2023	2022
Cash	16,683	15,008
Triparty repos and term bank deposits	9,788	7,971
Other cash equivalents	6,559	6,216
	33,030	29,195